Summary of Secured / Guaranteed Bank Borrowings (Parenthetical) (Detail)	Dec. 31, 2012 Guaranteed by letters of credit for lenders issued by Bank of Shanghai Nanjing Branch USD ($)	Dec. 31, 2013 Guaranteed by restricted deposit held by Bank of China Qidong Branch USD ($)	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2013 Buildings Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value USD ($)	Dec. 31, 2013 Buildings Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2012 Buildings Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2013 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings with net book value USD ($)	Dec. 31, 2013 Buildings Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2013 Land use rights Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value USD ($)	Dec. 31, 2013 Land use rights Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2012 Land use rights Jointly guaranteed by (i) the Company, and (ii) the Group's buildings and land use rights with net book value CNY	Dec. 31, 2013 Plant and machinery Guaranteed by the Group's plant and machinery with net book value USD ($)	Dec. 31, 2013 Plant and machinery Guaranteed by the Group's plant and machinery with net book value CNY	Dec. 31, 2012 Plant and machinery Guaranteed by the Group's plant and machinery with net book value CNY
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged		$ 10,000,000	53,127,000	$ 9,244,264	55,962,000	56,259,000	$ 11,213,308	67,882,000	22,660,000	$ 5,398,517	32,681,000	33,416,000	$ 53,518,014	323,982,000	364,783,000
Bank borrowing secured/guaranteed, letter of credit	$ 20,000,000